employee future benefits - Future benefit payments (Details) - Pension plans $ in Millions	Dec. 31, 2022 CAD ($)
First year
employee future benefits
Estimated future benefit payments	$ 480
2 years hence
employee future benefits
Estimated future benefit payments	492
3 years hence
employee future benefits
Estimated future benefit payments	499
4 years hence
employee future benefits
Estimated future benefit payments	506
5 years hence
employee future benefits
Estimated future benefit payments	512
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,646
Funded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	468
Funded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	480
Funded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	487
Funded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	494
Funded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	499
Funded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,574
Unfunded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	12
Unfunded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	13
Unfunded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 72